AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.4%
	AUSTRALIA — 1.7%
9,647	Aristocrat Leisure Ltd.	$374,278
113,814	TPG Telecom Ltd.	287,649
		661,927
	BELGIUM — 0.7%
1,426	D'ieteren Group	257,746
	CANADA — 9.6%
320	Constellation Software, Inc.	770,708
12,072	Enbridge, Inc.	578,434
2,540	FirstService Corp.	395,523
5,506	Kinaxis, Inc.*	695,224
12,128	MDA Space Ltd.*	235,703
15,274	Suncor Energy, Inc.[1]	678,820
7,871	Suncor Energy, Inc.	349,158
		3,703,570
	FINLAND — 1.0%
10,817	Huhtamaki Oyj	377,818
	GERMANY — 6.4%
7,388	Bayerische Motoren Werke A.G.	808,160
5,767	Covestro A.G.*,2	406,248
3,150	Heidelberg Materials A.G.	824,992
1,695	SAP S.E.	414,761
		2,454,161
	IRELAND — 9.9%
19,500	Alkermes PLC*	545,610
3,384	Jazz Pharmaceuticals PLC*	575,280
6,942	TE Connectivity PLC	1,579,374
2,890	Trane Technologies PLC	1,124,788
		3,825,052
	ITALY — 1.2%
8,219	Recordati Industria Chimica e Farmaceutica S.p.A.	468,547
	JAPAN — 24.2%
16,500	AGC, Inc.	546,649
39,800	ALSOK Co., Ltd.	312,697
34,000	Asahi Group Holdings Ltd.	355,629
13,200	Bandai Namco Holdings, Inc.	351,337
9,400	Bridgestone Corp.	210,735
17,600	Dai Nippon Printing Co., Ltd.	302,494
11,800	Ebara Corp.	277,337

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
18,300	Electric Power Development Co., Ltd.	$369,281
14,000	FANUC Corp.	543,405
12,600	FUJIFILM Holdings Corp.	268,809
4,200	Horiba Ltd.	427,650
12,600	Komatsu Ltd.	401,927
48,800	Kyocera Corp.	683,844
93,600	Mebuki Financial Group, Inc.	619,840
20,400	Mitsubishi Electric Corp.	596,727
10,100	Nomura Research Institute Ltd.	387,968
29,100	Sekisui Chemical Co., Ltd.	489,193
16,900	Skylark Holdings Co., Ltd.	362,809
20,300	Subaru Corp.	439,685
139,400	Sumitomo Chemical Co., Ltd.	396,291
5,600	TIS, Inc.	187,816
6,200	Toho Co., Ltd.	315,646
11,000	Tokyo Ohka Kogyo Co., Ltd.	407,311
2,300	Trend Micro, Inc.*	95,407
		9,350,487
	NEW ZEALAND — 0.7%
53,239	Contact Energy Ltd.	283,190
	NORWAY — 1.5%
53,024	Orkla A.S.A.	591,384
	SWEDEN — 3.2%
8,255	AddTech A.B.	293,171
11,331	Boliden A.B.*	633,242
7,963	Lifco A.B. - B Shares	304,050
		1,230,463
	SWITZERLAND — 8.1%
8,924	Coca-Cola HBC A.G.	461,164
4,820	Garmin Ltd.	977,737
677	Geberit A.G.	529,466
68	Givaudan S.A.	270,026
1,483	Schindler Holding A.G.	560,068
1,504	Sika A.G.	308,678
		3,107,139
	UNITED KINGDOM — 6.2%
2,127	AstraZeneca PLC	394,521
71,570	CNH Industrial N.V.	659,876
18,488	IMI PLC	618,698
25,466	Mondi PLC	311,086

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
25,102	Smith & Nephew PLC	$418,160
		2,402,341
	UNITED STATES — 17.0%
10,006	Boston Scientific Corp.*	954,072
10,494	GE HealthCare Technologies, Inc.	860,718
3,808	Labcorp Holdings, Inc.	955,351
9,865	Micron Technology, Inc.	2,815,570
2,720	Stryker Corp.	955,998
		6,541,709
	TOTAL COMMON STOCKS
	(Cost $29,266,371)	35,255,534
	TOTAL INVESTMENTS — 91.4%
	(Cost $29,266,371)	35,255,534
	Other Assets in Excess of Liabilities — 8.6%	3,326,686
	TOTAL NET ASSETS — 100.0%	$38,582,220

PLC – Public Limited Company

*Non-income producing security.
[1]Denoted investment is a Canadian security traded on the U.S. Stock Exchange.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $406,248, which represents 1.05% of total net assets of the Fund.